STOCK OPTIONS AND WARRANTS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Aggregate Intrinsic Value, Ending Balance	$ 0
Aggregate intrinsic value, exercisable	$ 0
Stock options
Option Outstanding Beginning Balance (in Shares)	240,188	247,008	178,078
Options Outstanding Granted		16,167	111,171
Options Outstanding Expired Or Cancelled	(194,343)
Option Outstanding Ending Balance (in Shares)	45,844
Option Outstanding Exercisable	32,896
Weighted Average Exercise Price Outstanding Beginning Balance	$ 46.96
Weighted Average Exercise Price Granted	$ 0	$ 14.03	$ 21.60
Option Outstanding Beginning Balance (in Shares)	240,188
Weighted Average Exercise Price Exercised	$ 0
Weighted Average Exercise Price Expired Or Cancelled	48.79	$ 47.45	$ 51.75
Weighted Average Exercise Price Outstanding Ending Balance	$ 37.27
Weighted Average Remaining Life (in Years), Beginning year	9 months 10 days	2 years 9 months 18 days	4 years 1 month 28 days
Options Outstanding Expired Or Cancelled		$ (22,987)	$ (42,241)
Weighted Average Remaining Life (in Years), Ending year	1 year 9 months 3 days	9 months 10 days	2 years 9 months 18 days
Weighted Average Remaining Life (in Years), Exercisable	1 year 6 months 7 days	5 months 23 days
Aggregate Intrinsic Value, Beginning Balance	$ 0
Option Outstanding Ending Balance (in Shares)		240,188	247,008
Aggregate Intrinsic Value, Ending Balance	0
Aggregate Intrinsic Value, Exercisable	$ 0
Exercisable at December 31, 2022		192,456
Weighted Average Exercise Price Outstanding Beginning Balance	$ 46.96	$ 45.75	$ 64.80
Weighted Average Exercise Price Outstanding Ending Balance		46.96	$ 45.75
Weighted Average Exercise Price, Exercisable		$ 51.70
Aggregate Intrinsic Value, Beginning Balance	$ 0	$ 0	$ 53,670
Aggregate Intrinsic Value, Ending Balance		0	$ 0
Aggregate intrinsic value, exercisable		$ 0